REPORTABLE SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Reportable Segments [Abstract]
Disclosure of operating segments [text block]
Below, please find summarized information concerning the assets, liabilities and profits and losses at the end of each period, by segments. The profit (loss) of each segment informed takes into consideration that taxes and income and financial costs have not been allocated to the various segments, and are shown as part of the Corporate’s segment:

Period ended December 31, 2022	Pulp	Wood products	Others	Corporate	Subtotal	Elimination	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from sales of goods	2,886,870	4,110,747	-	-	6,997,617		6,997,617
Revenues from rendering of services	103,771	1	681	-	104,453		104,453
Revenues from ordinary activities	2,990,641	4,110,748	681	-	7,102,070		7,102,070

Revenues from transactions with reportable segments	501,011	21,347	54,345	-	576,703	(576,703)	-

Finance income	-	-	-	72,116	72,116		72,116
Finance costs	-	-	-	(200,366)	(200,366)		(200,366)
Net finance costs	-	-	-	(128,250)	(128,250)		(128,250)

Depreciation and amortizations	296,425	198,632	1,679	10,293	507,029		507,029
Other income	63,759	31,248	101	5,021	100,129		100,129
Other expenses	299,469	50,311	9	24,100	373,889		373,889

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	2,180	-	-	4,889	7,069		7,069
Joint ventures	-	41,319	-	(14,704)	26,615		26,615

Income tax expense	-	-	-	(142,121)	(142,121)		(142,121)

Profit (loss) of each reportable segment	320,201	900,134	(2,906)	(513,203)	704,226		704,226
Geographical information on revenues
Revenue – Chilean entities	1,961,303	1,743,181	681	-	3,705,165		3,705,165
Revenue – Foreign entities	1,029,338	2,367,567	-	-	3,396,905		3,396,905
Total revenues from ordinary activities	2,990,641	4,110,748	681	-	7,102,070		7,102,070

Period ended December 31, 2022	Pulp	Wood products	Others	Corporate	Subtotal	Elimination	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	1,462,801	109,664	475	5,262	1,578,202	-	1,578,202
Acquisition and contribution of investments in associates and joint venture	-	-	-	9,855	9,855	-	9,855

Period ended December 31, 2022	Pulp	Wood products	Others	Corporate	Subtotal	Elimination	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	13,094,867	2,959,042	18,291	1,256,321	17,328,521	(148,413)	17,180,108
Segment assets (excluding deferred tax assets)	13,094,867	2,959,042	18,291	1,247,310	17,319,510	(148,413)	17,171,097
Deferred tax assets				9,011	9,011		9,011

Investments accounted through equity method
Associates	36,489	-	-	64,332	100,821		100,821
Joint Ventures	-	203,443	-	61,407	264,850		264,850
Segment liabilities	1,049,313	438,864	22,237	7,409,710	8,920,124		8,920,124
Segment liabilities (excluding deferred tax liabilities)	1,049,313	438,864	22,237	5,623,795	7,134,209		7,134,209
Deferred tax liabilities				1,785,915	1,785,915		1,785,915

Geographical information on non-current assets
Chile	8,540,801	491,283	17,008	398,820	9,447,912	(16,294)	9,431,618
Foreign countries	2,742,416	1,190,257	-	40,896	3,973,569		3,973,569
Total non-current assets	11,283,217	1,681,540	17,008	439,716	13,421,481	(16,294)	13,405,187

Period ended December 31, 2021	Pulp	Wood products	Others	Corporate	Subtotal	Elimination	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Revenues from sales of goods	2,702,346	3,549,096	-	-	6,251,442		6,251,442
Revenues from rendering of services	97,988	1	330	-	98,319		98,319
Revenues from ordinary activities	2,800,334	3,549,097	330	-	6,349,761		6,349,761

Revenues from transactions with reportable segments	503,455	30,396	43,737	-	577,588	(577,588)	-

Finance income	-	-	-	33,499	33,499		33,499
Finance costs	-	-	-	(219,982)	(219,982)		(219,982)
Net finance costs	-	-	-	(186,483)	(186,483)		(186,483)

Depreciation and amortizations	297,413	179,549	1,634	11,164	489,760		489,760
Other income	331,827	22,935	265	23,950	378,977		378,977
Other expenses	141,338	27,315	6,140	17,308	192,101		192,101

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	2,380	-	-	(2,050)	330		330
Joint ventures	-	35,250	-	(4,194)	31,056		31,056

Income tax expense	-	-	-	(402,914)	(402,914)		(402,914)

Profit (loss) of each reportable segment	851,804	906,745	(9,605)	(717,345)	1,031,599		1,031,599
Geographical information on revenues
Revenue – Chilean entities	1,933,450	1,538,804	330	-	3,472,584		3,472,584
Revenue – Foreign entities	866,884	2,010,293	-	-	2,877,177		2,877,177
Total revenues from ordinary activities	2,800,334	3,549,097	330	-	6,349,761		6,349,761

Period ended December 31, 2021	Pulp	Wood products	Others	Corporate	Subtotal	Elimination	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	1,461,957	76,088	870	3,800	1,542,715	-	1,542,715
Acquisition and contribution of investments in associates and joint venture	-	-	-	61,372	61,372	-	61,372

Period ended December 31, 2021	Pulp	Wood products	Others	Corporate	Subtotal	Elimination	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	12,236,794	3,021,804	19,350	1,487,952	16,765,900	(97,589)	16,668,311
Segment assets (excluding deferred tax assets)	12,236,794	3,021,804	19,350	1,480,315	16,758,263	(97,589)	16,660,674
Deferred tax assets				7,637	7,637		7,637

Investments accounted through equity method
Associates	26,823	-	-	56,101	82,924		82,924
Joint Ventures	-	203,504	-	50,214	253,718		253,718
Segment liabilities	725,397	480,521	11,010	7,632,879	8,849,807		8,849,807
Segment liabilities (excluding deferred tax liabilities)	725,397	480,521	11,010	5,885,074	7,102,002		7,102,002
Deferred tax liabilities				1,747,805	1,747,805		1,747,805

Geographical information on non-current assets
Chile	7,978,912	530,618	18,307	330,600	8,858,437	(9,304)	8,849,133
Foreign countries	2,671,205	1,200,693	-	23,236	3,895,134		3,895,134
Total non-current assets	10,650,117	1,731,311	18,307	353,836	12,753,571	(9,304)	12,744,267

Period ended December 31, 2020	Pulp	Wood products	Others	Corporate	Subtotal	Elimination	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Revenues from goods sale	2,038,847	2,623,465	-	-	4,662,312		4,662,312
Revenues from rendering of services	70,431	15	111	-	70,557		70,557
Revenues from ordinary activities	2,109,278	2,623,480	111	-	4,732,869		4,732,869

Revenues from transactions with other operating segments	1,111,289	21,556	34,149		1,166,994	(1,166,994)	-

Finance income	-	-	-	29,449	29,449		29,449
Finance costs	-	-	-	(268,179)	(268,179)		(268,179)
Net finance costs	-	-	-	(238,730)	(238,730)		(238,730)

Depreciation and amortizations	312,092	192,295	1,547	10,078	516,012		516,012
Other income	235,320	42,723	89	5,684	283,816		283,816
Other expenses	114,720	50,369	1	17,793	182,883		182,883

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	1,346	-	-	3,475	4,821		4,821
Joint ventures	-	(1,994)	-	(510)	(2,504)		(2,504)

Income tax expense	-	-	-	(41,848)	(41,848)		(41,848)
Profit (loss) of each reportable segment	201,548	260,504	(2,927)	(433,820)	25,305		25,305
Geographical information on revenues
Revenue – Chilean entities	1,476,060	1,136,322	111	-	2,612,493		2,612,493
Revenue – Foreign entities	633,218	1,487,158	-	-	2,120,376		2,120,376
Total Ordinary Income	2,109,278	2,623,480	111	-	4,732,869		4,732,869

Period ended December 31, 2020	Pulp	Wood products	Others	Corporate	Subtotal	Elimination	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	1,618,239	95,672	437	2,639	1,716,987	-	1,716,987
Acquisition and contribution of investments in associates and joint venture	-	-	-	19,433	19,433	-	19,433

Period ended December 31, 2020	Pulp	Wood products	Others	Corporate	Subtotal	Elimination	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	11,543,571	2,886,177	24,941	1,623,700	16,078,389	(50,070)	16,028,319
Segments assets (excluding deferred tax assets)	11,543,571	2,886,177	24,941	1,617,659	16,072,348	(50,070)	16,022,278
Deferred tax assets				6,041	6,041		6,041

Investments accounted through equity method
Associates	29,205	-	-	56,509	85,714		85,714
Joint Ventures	-	187,388	-	43,837	231,225		231,225
Segment liabilities	494,065	471,024	8,574	7,639,021	8,612,684		8,612,684
Segment liabilities (excluding deferred tax liabilities)	494,065	471,024	8,574	6,175,135	7,148,798		7,148,798
Deferred tax liabilities				1,463,886	1,463,886		1,463,886

Geographical information on non-current assets
Chile	7,487,475	588,973	24,305	314,330	8,415,083	(6,380)	8,408,703
Foreign countries	2,731,405	1,277,666	-	66,220	4,075,291		4,075,291
Non-current assets, Total	10,218,880	1,866,639	24,305	380,550	12,490,374	(6,380)	12,483,994

Information required by geographic area:

		Geographical area
2022	Local country	Foreign country
Disclosure of geographical areas	Chile ThU.S.$	Argentina ThU.S.$	Brazil ThU.S.$	USA/Canada ThU.S.$	Uruguay ThU.S.$	Mexico ThU.S.$	Total ThU.S.$
Revenues from sale of goods	3,633,847	600,923	658,329	1,309,652	573,877	220,989	6,997,617
Revenues from rendering of services	71,318	-	-	-	33,134	1	104,453
Revenues as of December 31, 2022	3,705,165	600,923	658,329	1,309,652	607,011	220,990	7,102,070
Non-current Assets at 12-31-2022 other than deferred tax	9,426,583	548,528	906,174	721,824	1,664,974	128,093	13,396,176

		Geographical area
2021	Local country	Foreign country
Disclosure of geographical areas	Chile ThU.S.$	Argentina ThU.S.$	Brazil ThU.S.$	USA/Canada ThU.S.$	Uruguay ThU.S.$	Mexico ThU.S.$	Total ThU.S.$
Revenues from sale of goods	3,409,152	524,976	630,440	1,041,285	454,498	191,091	6,251,442
Revenues from rendering of services	63,432	-	-	-	34,886	1	98,319
Revenues as of December 31, 2021	3,472,584	524,976	630,440	1,041,285	489,384	191,092	6,349,761
Non-current Assets at 12-31-2021 other than deferred tax	8,845,193	688,698	642,578	735,846	1,698,320	125,995	12,736,630

		Geographical area
2020	Local country	Foreign country
Disclosure of geographical areas	Chile ThU.S.$	Argentina ThU.S.$	Brazil ThU.S.$	USA/Canada ThU.S.$	Uruguay ThU.S.$	Mexico ThU.S.$	Total ThU.S.$
Revenues from goods sale	2,573,641	379,200	414,622	829,497	333,104	132,248	4,662,312
Revenues from rendering of services	38,852	-	-	-	31,690	15	70,557
Revenues as of December 30, 2020	2,612,493	379,200	414,622	829,497	364,794	132,263	4,732,869
Non-current Assets at 12-31-2021 other than deferred tax	8,404,695	741,337	694,079	774,969	1,725,736	137,137	12,477,953